Cover	Oct. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends the Current Report on Form 8-K initially filed by Boon Industries, Inc. on September 30, 2022 (the “Original Form 8-K”) solely to correct the dates of the transactions described in the Original Form 8-K and the Exhibits thereto, to reflect amended and restated agreements entered into by Boon Industries, Inc. on October 1, 2022.
Document Period End Date	Oct. 01, 2022
Entity File Number	000-56325
Entity Registrant Name	Boon Industries, Inc.
Entity Central Index Key	0001877788
Entity Tax Identification Number	84-5079920
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	13340 Grass Valley Ave
Entity Address, Address Line Two	Unit D
Entity Address, City or Town	Grass Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95945
City Area Code	(530)
Local Phone Number	648-1333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false